SCHEDULE OF LOSS BEFORE PROVISION FOR INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Loss before provision for income taxes	$ (1,862,361)	$ (2,654,958)	$ (3,067,704)	$ (4,676,009)	$ (8,171,232)	$ (9,943,702)